Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 470,335	$ 182,829
Accounts receivable, net	2,532,551	3,056,321
Inventories, net	5,737,781	3,814,028
Amounts due from related parties		3,516,439
Short-term investments	56,768	24,271
Prepaid expenses and other current assets	7,307,478	3,353,124
Total current assets	16,104,913	13,947,012
Property and equipment, net	1,080,747	1,048,806
Intangible assets, net	1,916,362	1,441,691
Operating lease right-of-use assets, net	569,462	499,949
Total Assets	19,671,484	16,937,458
Current liabilities:
Accounts payable	929,816	1,795,420
Advances from customers	1,555,424	159,844
Other current payables	370,913	684,971
VAT payable	6,078,846	4,856,716
Taxes payable	2,372,646	1,921,825
Amounts due to related parties	1,671,371	1,655,627
Short-term Loan		202,981
Operating lease liabilities, current	362,720	218,011
Total current liabilities	13,341,736	11,495,395
Long-term Loan	140,847
Operating lease liabilities, non-current	298,961	314,391
Other payables	11,320	48,064
Total liabilities	13,792,864	11,857,850
Commitments and contingencies
Equity:
Common stock (par value of $0.001 per share, 50,000,000 shares authorized, 6,400,000 issued and outstanding, as of December 31, 2022 and 2023, respectively)	6,400	6,400
Additional paid-in capital	3,013,333	3,013,333
Retained earnings	2,490,044	1,619,682
Accumulated other comprehensive income	(377,790)	(194,900)
Statutory reserve	521,566	422,330
Total LOBO EV Technologies LTD’s shareholders’ equity	5,653,553	4,866,845
Non-controlling interest	225,067	212,763
Total Equity	5,878,620	5,079,608
Total Liabilities and Equity	19,671,484	16,937,458
Related Party [Member]
Current assets:
Amounts due from related parties		3,516,439
Current liabilities:
Amounts due to related parties	$ 1,671,371	$ 1,655,627